Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished goods	₩ 1,084,297	₩ 965,643
Work-in-process	856,388	748,592
Raw materials	554,720	344,997
Supplies	195,798	290,852
Inventories	₩ 2,691,203	₩ 2,350,084